Cash flow information	12 Months Ended
Dec. 31, 2025
Cash flow information
Cash flow information

20Cash flow information

(a)Reconciliation of profit for the reporting period to cash generated from operations:

		For the year	For the six	For the year	For the year
		ended	months ended	ended	ended
		June 30,	December 31,	December 31,	December 31,
		2023	2023	2024	2025
	Notes	RMB’000	RMB’000	RMB’000	RMB’000
Profit for the year/period		1,781,829	1,256,077	2,635,428	1,209,814
Adjustments for:
Interest on lease liabilities	8	34,396	25,112	91,623	126,829
Depreciation and amortization	6	391,167	285,241	808,694	1,206,305
Interest on loans and borrowings	8	226	90	1,292	111,759
Interest on the Equity Linked Securities	8	—	—	—	192,342
Interest income	8	(145,225)	(123,969)	(118,672)	(104,421)
Investment income from other investments	7	(42,921)	(14,281)	(81,145)	(103,675)
Changes in fair value of redemption liabilities	25	—	—	—	158,491
Net change in fair value of other investments	7	3,692	(14,270)	(29,930)	(77,227)
Fair value changes of financial derivative assets and financial derivative liabilities	29	—	—	—	70,332
Gains/(losses) on disposal of property, plant and equipment and intangible assets	7	5,350	1,632	2,534	(7,275)
Impairment loss on non-current assets		3,448	4,547	8,846	35,611
Unrealized foreign exchange (gains)/ losses		(45,522)	(25,410)	8,258	4,168
Effect of lease contract cancellation	7	3,681	(4,821)	(15,201)	(12,123)
Gains on disposal of subsidiaries	7	—	—	(8,759)	(194)
Share of (profit)/loss of equity-accounted investees, net of tax		—	(268)	(5,986)	834,453
Gains on revaluation of the previously held equity-accounted investees	7	—	—	—	(8,600)
Equity-settled share-based payment expenses	6	62,882	46,432	85,184	367,869
Income tax	9(a)	551,785	396,665	712,104	703,524

Changes in working capital:
Inventories		(250,851)	(471,722)	(828,148)	(916,651)
Trade and other receivables		(185,768)	(316,534)	(836,820)	(1,028,794)
Contract liabilities		(73,539)	25,341	(6,545)	30,931
Trade and other payables		(34,055)	363,327	561,422	576,214
Restricted cash		5,303	19,103	6,944	(16,043)
Deferred income		19,074	(3,985)	4,486	(6,341)

Cash generated from operations		2,084,952	1,448,307	2,995,609	3,347,298

(b)Reconciliation of liabilities arising from financing activities:

	Loans and	Interest	Lease
	borrowings	payable	liabilities	Total
	RMB’000	RMB’000	RMB’000	RMB’000
			Note 24

At July 1, 2022	6,948	43	651,065	658,056

Additions through business combination	—	—	15,313	15,313

Changes from financing cash flows:
Repayment of loans and borrowings	(206)	—	—	(206)
Payment of capital element and interest element of lease liabilities	—	—	(346,008)	(346,008)

Total changes from financing cash flows	(206)	—	(346,008)	(346,214)

Exchange adjustments	576	—	25,267	25,843

Other changes:
Increase in lease liabilities from entering into new leases during the year	—	—	718,985	718,985
Decrease in lease liabilities from derecognition	—	—	(213,284)	(213,284)
Increase in interest expenses	—	226	34,396	34,622
Forgiveness of loans and borrowings	(103)	—	—	(103)

Total other changes	(103)	226	540,097	540,220

At June 30, 2023	7,215	269	885,734	893,218

	Loans and	Interest	Lease
	borrowings	payable	liabilities	Total
	RMB’000	RMB’000	RMB’000	RMB’000
			Note 24
At July 1, 2023	7,215	269	885,734	893,218

Changes from financing cash flows:
Repayment of loans and borrowings	—	—	—	—
Payment of capital element and interest element of lease liabilities	—	—	(236,519)	(236,519)

Total changes from financing cash flows	—	—	(236,519)	(236,519)

Exchange adjustments	44	—	(21,071)	(21,027)

Other changes:
Increase in lease liabilities from entering into new leases during the period	—	—	622,916	622,916
Decrease in lease liabilities from derecognition	—	—	(30,867)	(30,867)
Increase in interest expenses	—	90	25,112	25,202

Total other changes	—	90	617,161	617,251

At December 31, 2023	7,259	359	1,245,305	1,252,923

	Loans and	Interest	Lease
	borrowings	payable	liabilities	Total
	RMB’000	RMB’000	RMB’000	RMB’000
			Note 24

At January 1, 2024	7,259	359	1,245,305	1,252,923

Changes from financing cash flows:

Proceeds from loans and borrowings from third party	563,800	—	—	563,800
Repayment of loans and borrowings	(718)	—	—	(718)
Payment of capital element and interest element of lease liabilities	—	—	(725,075)	(725,075)

Total changes from financing cash flows	563,082	—	(725,075)	(161,993)

Exchange adjustments	(76)	—	(14,885)	(14,961)

Other changes:
Increase in lease liabilities from entering into new leases during the year	—	—	2,093,794	2,093,794
Decrease in lease liabilities from derecognition	—	—	(152,268)	(152,268)
Increase in interest expenses	1,000	292	91,623	92,915

Total other changes	1,000	292	2,033,149	2,034,441

At December 31, 2024	571,265	651	2,538,494	3,110,410

	Loans and	Interest	Lease	Financial derivative
	borrowings	payable	liabilities	liabilities	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
			Note 24

At January 1, 2025	571,265	651	2,538,494	—	3,110,410

Increase arising from acquisition of subsidiaries (Note 28(a))	12,522	—	—	—	12,522

Changes from financing cash flows:
Proceeds from loans and borrowings from third party	4,737,057	—	—	—	4,737,057
Proceeds from Equity Linked Securities	2,286,643	—	—	1,556,221	3,842,864
Repayment of loans and borrowings	(595,228)	—	—	—	(595,228)
Interest paid	(95,800)	(651)	—	—	(96,451)
Payment of capital element and interest element of lease liabilities	—	—	(897,480)	—	(897,480)

Total changes from financing cash flows	6,332,672	(651)	(897,480)	1,556,221	6,990,762

Exchange adjustments	(54,126)	—	(42,997)	(29,022)	(126,145)

Other changes:
Increase in lease liabilities from entering into new leases during the year	—	—	2,111,226	—	2,111,226
Decrease in lease liabilities from derecognition	—	—	(171,490)	—	(171,490)
Fair value changes of financial derivative liabilities	—	—	—	(343,149)	(343,149)
Increase in interest expenses	304,101	—	126,829	—	430,930

Total other changes	304,101	—	2,066,565	(343,149)	2,027,517

At December 31, 2025	7,166,434	—	3,664,582	1,184,050	12,015,066

(c)Total cash out flow for leases:

	For the year	For the six	For the year	For the year
	ended	months ended	ended	ended
	June 30,	December 31,	December 31,	December 31,
	2023	2023	2024	2025
	RMB’000	RMB’000	RMB’000	RMB’000
Within operating cash flows	(71,185)	(38,531)	(123,069)	(248,463)
Within financing cash flows	(346,008)	(236,519)	(725,075)	(897,480)
	(417,193)	(275,050)	(848,144)	(1,145,943)